Goodwill and Other Intangible Assets - Changes in the Carrying Amounts of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Beginning Balance	$ 1,571		$ 1,711
Designated at fair value (transfers from amortized cost)			0
Amortization	(43)		(50)
MSRs originated	224		289
Sale of MSRs	(9)		(22)
Due to fair value election			145
Changes in fair value:
Due to changes in inputs or assumptions	(533)	[1]	(275)	[1]
Other changes in fair value	(200)	[2]	(238)	[2]
Other	7		11
Ending Balance	1,017		1,571
Core Deposits
Beginning Balance	67		104
Designated at fair value (transfers from amortized cost)			0
Amortization	(29)		(37)
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	0		0
Ending Balance	38		67
Mortgage Servicing Rights, Amortized Cost
Beginning Balance	0		604
Designated at fair value (transfers from amortized cost)			(604)
Amortization	0		0
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	0		0
Ending Balance	0		0
Mortgage Servicing Rights, Fair Value
Beginning Balance	1,439		936
Designated at fair value (transfers from amortized cost)			604
Amortization	0		0
MSRs originated	224		289
Sale of MSRs	(9)		(22)
Due to fair value election			145
Changes in fair value:
Due to changes in inputs or assumptions	(533)	[1]	(275)	[1]
Other changes in fair value	(200)	[2]	(238)	[2]
Other	0		0
Ending Balance	921		1,439
Other Intangible Assets
Beginning Balance	65		67
Designated at fair value (transfers from amortized cost)			0
Amortization	(14)		(13)
MSRs originated	0		0
Sale of MSRs	0		0
Due to fair value election			0
Changes in fair value:
Due to changes in inputs or assumptions	0	[1]	0	[1]
Other changes in fair value	0	[2]	0	[2]
Other	7		11
Ending Balance	$ 58		$ 65

[1]	Primarily reflects changes in discount rates and prepayment speed assumptions, due to changes in interest rates.
[2]	Represents changes due to the collection of expected cash flows, net of accretion, due to the passage of time.